Fair value measurements (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		$ 178,485,994
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	$ (72,688,925)